Income Taxes (Deferred Tax Assets And Liabilities Included In Consolidated Financials) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Deferred Tax Assets [Abstract]
Other noncurrent assets	$ 185.0	$ 75.3
Deferred Tax Liabilities [Abstract]
Deferred income taxes	710.4	727.6
Net Deferred Income Tax Liabilities	$ 525.4	$ 652.3